Taxation - Disclosure of Movement in Net Deferred Tax Liabiilty (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in deferred tax liability (asset)
Balance at beginning of year	R 1,145	R 1,702
Credit per income statement	(282)	(439)
Tax directly charged to other comprehensive income	(176)	(193)
Moab Khotsong acquisition	0	75
Balance at end of year	R 688	R 1,145